First Quarter Report
January 31, 2024 (Unaudited)
Columbia Select Global Equity Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Select Global Equity Fund, January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Brazil 1.2%
MercadoLibre, Inc.(a)	4,574	7,829,819
Canada 2.2%
Waste Connections, Inc.	96,328	14,955,885
Denmark 2.0%
Novo Nordisk A/S	115,282	13,177,247
France 4.9%
L’Oreal SA	18,829	9,010,700
LVMH Moet Hennessy Louis Vuitton SE	12,227	10,173,585
Schneider Electric SE	70,954	13,938,923
Total		33,123,208
India 1.0%
HDFC Bank Ltd.	393,736	6,924,189
Indonesia 2.0%
PT Bank Central Asia Tbk	11,301,600	6,837,767
PT Bank Rakyat Indonesia Persero Tbk	18,627,200	6,710,180
Total		13,547,947
Ireland 4.3%
CRH PLC	157,467	11,299,832
Ryanair Holdings PLC, ADR	68,363	9,133,297
Smurfit Kappa Group PLC	222,126	8,270,216
Total		28,703,345
Japan 4.6%
Keyence Corp.	46,000	20,580,302
Sony Group Corp.	105,400	10,336,409
Total		30,916,711
Mexico 1.1%
Grupo Financiero Banorte SAB de CV, Class O	741,288	7,537,566
Spain 1.0%
Industria de Diseno Textil SA	162,965	6,967,955
Switzerland 1.2%
UBS AG	255,319	7,642,367
Taiwan 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	844,000	16,895,614
United Kingdom 4.8%
Common Stocks (continued)
Issuer	Shares	Value ($)
Ashtead Group PLC	106,776	6,982,289
Compass Group PLC	356,948	9,831,694
ConvaTec Group PLC	1,672,896	5,091,253
RELX PLC	254,410	10,500,536
Total		32,405,772
United States 65.8%
Alphabet, Inc., Class A(a)	166,624	23,344,022
Amazon.com, Inc.(a)	167,559	26,005,157
Apple, Inc.	55,264	10,190,682
Applied Materials, Inc.	30,456	5,003,921
Boston Scientific Corp.(a)	115,111	7,281,922
Coca-Cola Co. (The)	168,527	10,025,671
Elevance Health, Inc.	27,502	13,570,587
Eli Lilly & Co.	23,732	15,321,617
Hess Corp.	50,108	7,041,677
Hilton Worldwide Holdings, Inc.	36,838	7,034,585
Howmet Aerospace, Inc.	163,371	9,191,253
Intuit, Inc.	31,946	20,168,468
Intuitive Surgical, Inc.(a)	25,725	9,729,710
Lam Research Corp.	24,766	20,436,160
Linde PLC	80,472	32,577,480
Marsh & McLennan Companies, Inc.	56,255	10,904,469
MasterCard, Inc., Class A	84,784	38,087,516
Microsoft Corp.	154,537	61,440,821
NVIDIA Corp.	36,453	22,428,437
Procter & Gamble Co. (The)	44,695	7,023,372
Synopsys, Inc.(a)	34,155	18,216,569
Thermo Fisher Scientific, Inc.	33,255	17,923,780
Trane Technologies PLC	27,354	6,894,576
Uber Technologies, Inc.(a)	115,275	7,523,999
Union Pacific Corp.	29,752	7,257,405
Visa, Inc., Class A	54,717	14,951,967
Zoetis, Inc.	61,951	11,635,017
Total		441,210,840
Total Common Stocks (Cost $413,317,708)		661,838,465

Columbia Select Global Equity Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Select Global Equity Fund, January 31, 2024 (Unaudited)
Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.541%(b),(c)	2,460,500	2,460,008
Total Money Market Funds (Cost $2,459,660)		2,460,008
Total Investments in Securities (Cost $415,777,368)		664,298,473
Other Assets & Liabilities, Net		6,604,739
Net Assets		$670,903,212
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.541%
	7,510,362	40,372,299	(45,422,570)	(83)	2,460,008	190	97,866	2,460,500
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Global Equity Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT155_10_P01_(03/24)